Derivative Financial Instruments - Details of quantitative disclosure of debt cash flow's maturities (Parenthetical) (Detail)	Dec. 31, 2018	Dec. 31, 2017
U.S [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates	19.6829	19.7867
Japan, yen [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates	0.1793	0.1757
Pound sterling [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates	25.0878	26.7724
Mexican Unidad de Inversion [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates	6.226631	5.934551
Euro [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates	22.5054	23.7549
Switzerland, Francs [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates	19.9762	20.2992